Concentrations (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Percentage of sales	61.00%	60.00%	62.00%	50.00%
Percentage of Vendor concentration risk			47.00%	33.00%
Supplier One Member
Percentage of Vendor concentration risk			25.00%	22.00%
Supplier Two Member
Percentage of Vendor concentration risk			12.00%	11.00%
Supplier Three Member
Percentage of Vendor concentration risk			10.00%
United States Member]
Percentage of sales			89.00%	85.00%
Other Geographical Area [Member] | Maximum [Member]
Percentage of sales			10.00%	10.00%